UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 303 West Madison Street
         Suite 1925
         Chicago, IL 60606

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Donald A. Yacktman
Title:    President
Phone:    312-201-1200
Signature, Place, and Date of Signing:

    Donald A. Yacktman    Chicago, Illinois    November 4th, 1999


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   69

Form 13F Information Table Value Total:   $363,087



List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A.H.Belo Cl A.                 common           080555105     2155   112700 SH       SOLE                                     112700
Abbott Labs                    common           002824100      448    12200 SH       SOLE                                      12200
Aetna, Inc.                    common           008117103      478     9700 SH       SOLE                                       9700
American Home Prod.            common           026609107      300     7230 SH       SOLE                                       7230
Ameritech Corp. New            common           030954101      320     4800 SH       SOLE                                       4800
Anheuser Busch Co.             common           035229103     1402    20004 SH       SOLE                     1608             18396
Automatic Data Proc.           common           053015103      464    10400 SH       SOLE                                      10400
Bandag, Inc. Cl A              common           059815308     5063   200500 SH       SOLE                   191300              9200
Berkshire Hathaway A           common           084670108     3575       65 SH       SOLE                                         65
Berkshire Hathaway B           common           084670207      329      177 SH       SOLE                                        177
Bristol Myers Squibb           common           110122108     1102    16320 SH       SOLE                                      16320
Citigroup Inc.                 common           172967101     1809    41106 SH       SOLE                                      41106
Clorox                         common           189054109    11576   302628 SH       SOLE                   118672            183956
Coca-Cola Co.                  common           191216100      232     4800 SH       SOLE                                       4800
Dentsply Int'l Inc             common           249030107    30091  1322700 SH       SOLE                   808000            514700
Department 56, Inc.            common           249509100    43079  1799661 SH       SOLE                  1021700            777961
Federal Home Loan              common           313400301    11409   219400 SH       SOLE                     7200            212200
Federal Nat'l Mtg.             common           313586109      248     3950 SH       SOLE                                       3950
First Data Corp.               common           319963104    41517   946250 SH       SOLE                   424000            522250
First Health Group             common           320960107    24188  1078000 SH       SOLE                   343500            734500
Franklin Covey Co.             common           353469109    16833  2189645 SH       SOLE                  1159900           1029745
Fruit of the Loom              common           359416104     2300   669190 SH       SOLE                   443500            225690
Gannett Company                common           364730101     1647    23800 SH       SOLE                     1000             22800
Gartner Group Cl A.            common           366651107      891    55700 SH       SOLE                                      55700
Gartner Group Cl B.            common           366651206     2578   154473 SH       SOLE                   133541             20932
General Electric Co.           common           369604103      854     7200 SH       SOLE                     3200              4000
General Mills Inc.             common           370334104      268     3300 SH       SOLE                                       3300
Grainger W.W. Inc.             common           384802104      207     4300 SH       SOLE                                       4300
Grey Advertising Inc           common           397838103     1717     4666 SH       SOLE                      534              4132
H&R Block                      common           093671105    11798   271600 SH       SOLE                   140700            130900
Hershey Foods Corp.            common           427866108      287     5900 SH       SOLE                                       5900
Hewlett Packard Co.            common           428236103      327     3600 SH       SOLE                                       3600
Hillenbrand Ind.               common           431573104     1170    44350 SH       SOLE                                      44350
Illinois Tool Works            common           452308109      239     3200 SH       SOLE                                       3200
Intel Corp.                    common           458140100     6762    91000 SH       SOLE                                      91000
Interpublic Group Co           common           460690100     2940    71500 SH       SOLE                     3600             67900
Intimate Brands                common           461156101    10319   265007 SH       SOLE                   117075            147932
Jenny Craig, Inc.              common           224206102     1734   750000 SH       SOLE                   750000
Johnson & Johnson              common           478160104     6294    68510 SH       SOLE                    14000             54510
Jostens Inc.                   common           481088102     8386   438500 SH       SOLE                   313700            124800
Liz Claiborne                  common           539320101      701    22600 SH       SOLE                     9700             12900
Lucent Technologies            common           549463107      778    12000 SH       SOLE                                      12000
Luxottica Group ADS            common           55068R202     3572   187400 SH       SOLE                   100000             87400
Merck & Co. Inc.               common           589331107     1880    29000 SH       SOLE                                      29000
Monsanto Co.                   common           611662107      357    10000 SH       SOLE                                      10000
Motorola, Inc.                 common           620076109      352     4000 SH       SOLE                                       4000
NOVA Corporation               common           669784100     1922    76900 SH       SOLE                                      76900
Nabisco Hldngs. Corp           common           629526104     1552    44900 SH       SOLE                                      44900
PepsiCo Inc.                   common           713448108      482    15800 SH       SOLE                                      15800
Pfizer Inc.                    common           717081103     1507    42000 SH       SOLE                                      42000
Philip Morris Co.              common           718154107    37921  1109201 SH       SOLE                   669800            439401
Procter & Gamble Co.           common           742718109     4263    45472 SH       SOLE                     1336             44136
Provident Financial Grp        common           743866105      333     9112 SH       SOLE                                       9112
Ralston Purina Group           common           751277302     3102   111300 SH       SOLE                    12000             99300
Reebok Int.                    common           758110100     6046   565719 SH       SOLE                   420000            145719
Reuters Holdings Inc.          common           76132M102     1949    28296 SH       SOLE                                      28296
Reynolds & Reynolds            common           761695105     1813    89000 SH       SOLE                                      89000
ServiceMaster LP               common           81760N109     4033   251053 SH       SOLE                    99587            151466
Torchmark Corp.                common           891027104     1529    59100 SH       SOLE                     9400             49700
Tupperware Corp.               common           899896104     4824   238200 SH       SOLE                   230000              8200
U.S. Bancorp                   common           902973106      240     7944 SH       SOLE                     7944
Unilever NV N.Y.               common           904784501      365     5357 SH       SOLE                     5357
United Asset Mgmt.             common           909420101    10525   546729 SH       SOLE                   420900            125829
Valassis Comm'ns               common           918866104     7361   167539 SH       SOLE                    80000             87539
Waddell & Reed Cl B.           common           930059209      253    11814 SH       SOLE                     2302              9512
Walgreen Co.                   common           931422109     1254    49400 SH       SOLE                                      49400
Washington Post B              common           939640108     1198     2350 SH       SOLE                      100              2250
Wesco Financial Co.            common           950817106     3677    13570 SH       SOLE                                      13570
Whitman Corp.                  common           96647K102     1966   137996 SH       SOLE                     1200            136796